Acquisitions and disposals - Acquisitions (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Acquisitions
Net cash acquired	€ (126)	€ 26
Total cash consideration paid and net cash acquired	10,295	87
European Liberty Global assets
Acquisitions
Total cash consideration paid and net cash acquired	10,313
Other acquisitions
Acquisitions
Total cash consideration paid and net cash acquired	€ 108	€ 61